                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21528

                      THE ENDOWMENT REGISTERED FUND, L.P.
               (Exact name of registrant as specified in charter)

                 4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
               (Address of principal executive offices) (Zip code)

                                A. HAAG SHERMAN
                       THE ENDOWMENT REGISTERED FUND, L.P.
                  4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/05

Date of reporting period: 12/31/05

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                      LOGO

                      THE ENDOWMENT REGISTERED FUND, L.P.

                              SHAREHOLDERS' REPORT

                               December 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Partners
The Endowment Registered Fund, L.P.:

     We have audited the accompanying statement of assets, liabilities, and partners' capital of The Endowment Registered Fund, L.P. (the Fund) as of December 31, 2005, and the related statement of operations for the year ended December 31, 2005, the statements of changes in partners' capital, cash flows, and financial highlights for the year ended December 31, 2005 and for the period March 10, 2004 (inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Endowment Registered Fund, L.P. as of December 31, 2005, the results of its operations for the year ended December 31, 2005, the changes in partners' capital, cash flows, and financial highlights for the year ended December 31, 2005 and for the period March 10, 2004 (inception) through December 31, 2004 in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Houston, Texas
February 21, 2006

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

            STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL
                               DECEMBER 31, 2005

                                  ASSETS
Investments in the Master Fund, at estimated fair value.....   $60,428,462
Cash and cash equivalents...................................       849,037
Prepaids and other assets...................................        27,678
                                                               -----------
  Total assets..............................................    61,305,177
                                                               ===========

                    LIABILITIES AND PARTNERS' CAPITAL
Subscriptions received in advance...........................       765,000
Redemptions payable.........................................        84,036
Service fee payable.........................................       144,590
Accounts payable and accrued expenses.......................        29,669
                                                               -----------
  Total liabilities.........................................     1,023,295
                                                               -----------
Partners' capital...........................................    60,281,882
                                                               -----------
  Total liabilities and partners' capital...................   $61,305,177
                                                               ===========

                See accompanying notes to financial statements.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

Net investment loss allocated from the Master Fund:
  Interest and dividend income..............................  $  408,496
  Expenses..................................................    (574,830)
                                                              ----------
     Net investment loss allocated from the Master Fund.....    (166,334)
                                                              ----------
Expenses of the Fund:
  Insurance expense.........................................     (50,301)
  Directors fees............................................     (52,743)
  Registration and filing fees..............................     (20,914)
  Offering costs............................................     (10,958)
  Legal expense.............................................     (30,939)
  Servicing fees............................................    (479,793)
  Servicing fees waived.....................................     203,276
  Other expenses............................................     (15,787)
                                                              ----------
     Total expenses of the Fund.............................    (458,159)
                                                              ----------
Net investment loss.........................................    (624,493)
                                                              ----------
Net realized and unrealized gain from investment
  transactions allocated from the Master Fund:
  Net realized gain from investments........................     541,846
  Net unrealized gain from investments......................   4,924,270
                                                              ----------
     Net gain from investment transactions allocated from
      the Master Fund.......................................   5,466,116
                                                              ----------
     Net increase in partners' capital resulting from
      operations............................................  $4,841,623
                                                              ==========

                See accompanying notes to financial statements.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                   STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
                        YEAR ENDED DECEMBER 31, 2005 AND
          PERIOD MARCH 10, 2004 (INCEPTION) THROUGH DECEMBER 31, 2004

Contributions...............................................  $29,058,456
Net increase in partners' capital resulting from operations:
  Net investment loss.......................................     (451,151)
  Net realized gain.........................................       68,928
  Net unrealized gain.......................................    1,717,374
                                                              -----------
     Net increase in partners' capital resulting from
      operation.............................................    1,335,151
                                                              -----------
Partners' capital at December 31, 2004......................  $30,393,607
                                                              -----------
Contributions...............................................   25,938,294
Distributions...............................................     (891,642)
Net increase in partners' capital resulting from operations:
  Net investment loss.......................................     (624,493)
  Net realized gain from investments........................      541,846
  Net unrealized gain from investments......................    4,924,270
                                                              -----------
     Net increase in partners' capital resulting from
      operations............................................    4,841,623
                                                              -----------
Partners' capital at December 31, 2005......................  $60,281,882
                                                              ===========

                See accompanying notes to financial statements.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            STATEMENTS OF CASH FLOWS
                        YEAR ENDED DECEMBER 31, 2005 AND
          PERIOD MARCH 10, 2004 (INCEPTION) THROUGH DECEMBER 31, 2004

                                                                  2005           2004
                                                              ------------   ------------
Cash flow from operating activities:
  Net increase in partners' capital resulting from
     operations.............................................  $  4,841,623   $  1,335,151
  Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating
     activities:
     Net gain from investment transactions allocated from
       the Master Fund......................................    (5,466,116)    (1,786,302)
     Net investment loss allocated from the Master Fund.....       166,334         97,478
     Contributions to the Master Fund.......................   (25,955,394)   (29,053,634)
     Distributions from the Master Fund.....................     1,367,411        201,761
     Increase in prepaids and other assets..................       (11,693)       (15,985)
     (Decrease) Increase in subscriptions received in
       advance..............................................    (2,115,000)     2,880,000
     (Decrease) Increase in payable to Adviser..............      (132,317)       132,317
     (Decrease) Increase in accounts payable and accrued
       expenses.............................................        (1,089)        30,758
     Increase in redemptions payable........................        84,036             --
     Increase in service fee payable........................       144,590             --
                                                              ------------   ------------
       Net cash used in operating activities................   (27,077,615)   (26,178,456)
                                                              ------------   ------------
Cash flow from financing activities:
  Contributions from partners...............................    25,938,294     29,058,456
  Distributions to partners.................................      (891,642)            --
                                                              ------------   ------------
       Net cash provided by financing activities............    25,046,652     29,058,456
                                                              ------------   ------------
Net (decrease) increase in cash and cash equivalents........    (2,030,963)     2,880,000
Cash and cash equivalents at beginning of period............     2,880,000             --
                                                              ------------   ------------
Cash and cash equivalents at end of period..................  $    849,037   $  2,880,000
                                                              ============   ============

                See accompanying notes to financial statements.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005

(1)  ORGANIZATION

     The Endowment Registered Fund, L.P. (the "Fund"), is a limited partnership organized under the laws of the state of Delaware. The Fund was registered and began operations on March 10, 2004 ("Inception") as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the "Master Fund"). For convenience, reference to the Fund may include the Master Fund, as the context requires.

     The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is a "fund of funds" and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk- adjusted returns over an extended period of time. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The financial statements and notes of the Master Fund, including the schedule of investments, are an integral part of these financial statements, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Master Fund's partnership interests owned by the Fund on December 31, 2005 was 16.06%.

     The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the "Board" and each member a "Director") its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

     The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to an investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the "Servicing Agent") and as such provides or procures investor services and administrative assistance for the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

  (a)  BASIS OF ACCOUNTING

     The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

  (b)  CASH EQUIVALENTS

     The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

  (c)  INVESTMENT SECURITIES TRANSACTIONS

     The Fund records security transactions on a trade-date basis.

     Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

     Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

     Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

  (d)  VALUATION OF INVESTMENTS

     The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is generally calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

     The Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are accounted for using the equity method, which approximates fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

  (e)  INTEREST AND DIVIDEND INCOME

     Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

  (f)  FUND EXPENSES

     Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

  (g)  INCOME TAXES

     The Fund is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements.

  (h)  USE OF ESTIMATES

     The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  (i)  ORGANIZATIONAL EXPENSES

     The Fund's organizational expenses (the "Organizational Expenses") were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with U.S. generally accepted accounting principles for Fund reporting purposes upon commencement of operations.

  (j)  RECLASSIFICATIONS

     Certain reclassifications have been made to the 2004 financial statements to conform them with the 2005 presentation.

(3)  PARTNERS' CAPITAL ACCOUNTS

  (a)  ISSUANCE OF INTERESTS

     Upon receipt from an eligible investor of an application for interests (the "Interests"), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement"). The Fund reserves the right to reject any applications for Interests. The $765,000 in subscriptions received in advance as of December 31, 2005 represents subscriptions for Fund Interests received prior to the January 2006 closing.

  (b)  ALLOCATION OF PROFITS AND LOSSES

     For each fiscal period, generally monthly, net profits or net losses of the Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

of the last day of each fiscal period in accordance with the partners' respective investment ownership percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any repurchases of Interests or initial or additional applications for Interests, which generally occur at the beginning of the month.

  (c)  REDEMPTION OF INTERESTS

     A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner's purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Fund's assets are invested in the Master Fund, the ability of the Fund to redeem its Interests in the Master Fund would be subject to the Master Fund's repurchase policy. In addition, the Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are redeemed, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Fund.

(4)  INVESTMENTS IN PORTFOLIO SECURITIES

     As of December 31, 2005, all of the investments made by the Fund were in the Master Fund.

(5)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund may invest either directly or through the Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the Fund's pro-rata share of the value of the investment in such Investment Funds as held by the Master Fund. In addition, the Master Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)  ADMINISTRATION AGREEMENT

     In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable in arrears. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

(7)  RELATED PARTY TRANSACTIONS

  (a)  INVESTMENT MANAGEMENT FEE

     In consideration of the advisory and other services provided by the Adviser to the Master Fund, pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the "Investment Management Fee"), equal to 1% on an annualized basis of the Master Fund's net assets, calculated based on the NAV at the end of each month, payable quarterly in arrears. So long as the Fund invests all of its investable assets in the Master Fund, the Fund will not pay the Adviser directly any Investment Management Fee; however, the Fund's partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Fund as the fees reduce the capital accounts of the Master Fund's limited partners.

  (b)  SERVICING FEE

     In consideration for providing or procuring investor services and administrative assistance to the Fund, the Adviser will receive a servicing fee (the "Servicing Fee") equal to 1% (on an annualized basis) of each partner's capital account balance, calculated at the end of each month, payable quarterly in arrears.

     The Adviser chose to waive the Servicing Fee since Inception of the Fund until such time as the collective net asset value of all 1940 Act feeders investing in the Master Fund exceeded $40 million and the initial offering costs of the Fund had been fully amortized. As of June 30, 2005 the Fund's net asset value exceeded $40 million and all offering costs had been amortized. Therefore, beginning July 1, 2005 the Fund eliminated the Servicing Fee waiver. For the year ended December 31, 2005, $479,793 of Servicing Fees were charged by the Adviser, of which $203,276 were waived by the Adviser.

  (c)  PLACEMENT AGENTS

     The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMH"), an affiliate of the General Partner and the Adviser, has been engaged by the Master Fund to serve as a Placement Agent. SMH is a full service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8)  INDEBTEDNESS OF THE FUND

     Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund's risk of loss is limited to its pro rata share of such Investment Funds (held through its investment in the Master Fund). The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

(9)  FINANCIAL HIGHLIGHTS

                                                                               PERIOD
                                                                           MARCH 10, 2004
                                                                             (INCEPTION)
                                                         YEAR ENDED            THROUGH
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Net investment loss to average partners'
  capital(1,2)......................................           (1.30)%             (3.41)%
Expenses to average partners' capital(1,2)..........            2.15%               4.13%
Portfolio turnover(3)...............................           12.65%              10.29%
Total return(4).....................................            9.53%               1.01%
Partners' capital, end of period....................     $60,281,882         $30,393,607

     The above calculations reflect the waiver of the Servicing Fees since Inception of the Fund through June 30, 2005. An investor's return (and operating ratios) may vary from those reflected based on the timing of capital transactions.
---------------

(1) Ratios are calculated by dividing by average partners' capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for 2004.

(2) Had the Servicing Fee waiver not been in effect, the ratios for net investment loss to average partners' capital would have been (1.73)% and (4.42)% for 2005 and 2004 (annualized), respectively. Without the Servicing Fee waiver, the ratios for expenses to average partners' capital would have been 2.59% and 5.14% for 2005 and 2004 (annualized), respectively.

(3) The Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for a full year.

(4) Calculated as geometrically linked monthly returns for each month in the period.

(10)  SUBSEQUENT EVENT

     The Adviser recommended to the Board that a tender offer in an amount of up to $5,000,000 be made, based on the projected March 31, 2006 net asset value of the Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring February 28, 2006 was sent out to the investors in the Fund.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                               DECEMBER 31, 2005

DIRECTORS AND OFFICERS

     The Fund's operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund's day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

     The Directors and officers of the Fund may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the "Fund Complex"). The tables below show, for each Director and executive officer, his or her full name, address and age (as of December 31, 2005), the position held with the Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Director, and other directorships held by such Director.

  INTERESTED DIRECTORS

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND         OTHER
                                 POSITION(S)                                            COMPLEX(2)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED    DURING THE PAST 5 YEARS   DIRECTOR       DIRECTOR
---------------------            ------------   ------------   -----------------------  -----------   -------------
John A. Blaisdell(1)             Director,      Since          Member, Investment            3              0
Age: 45                          Co-            January 2004   Committee of the
Address: c/o The Endowment       Principal                     Adviser, since January
Registered Fund L.P.             Executive                     2004; Managing Director
4265 San Felipe, Suite 900,      Officer                       of Salient, since
Houston, Texas 77027                                           December 2002; Chief
                                                               Executive Officer of
                                                               Wincrest Ventures,
                                                               L.P.,
                                                               1997-2002.
Andrew B. Linbeck(1) Age: 41     Director,      Since          Member, Investment            3              0
Address: c/o The Endowment       Co-            January 2004   Committee of the
Registered Fund L.P.             Principal                     Adviser, since January
4265 San Felipe, Suite 900,      Executive                     2004; Managing Director
Houston, Tx 77027                Officer                       of Salient, since
                                                               August 2002; Partner
                                                               and executive officer
                                                               of The Redstone
                                                               Companies, L.P. and
                                                               certain affiliates
                                                               thereof (collectively,
                                                               "Redstone"),
                                                               1998-2002.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND         OTHER
                                 POSITION(S)                                            COMPLEX(2)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED    DURING THE PAST 5 YEARS   DIRECTOR       DIRECTOR
---------------------            ------------   ------------   -----------------------  -----------   -------------
A. Haag Sherman(1)               Director,      Since          Member, Investment            3              0
Age: 40                          Co-            January 2004   Committee of the
Address: c/o The Endowment       Principal                     Adviser, since January
Registered Fund L.P.             Executive                     2004; Managing Director
4265 San Felipe, Suite 900,      Officer                       of Salient, since
Houston, Tx 77027                                              August 2002; Partner
                                                               and executive officer
                                                               of Redstone, 1998-2002.
Mark W. Yusko(1)                 Director       Since          Member, Investment            3              0
Age: 42                                         January 2004   Committee of the
Address: c/o The Endowment                                     Adviser, since January
Registered Fund L.P.                                           2004; President of
4265 San Felipe, Suite 900,                                    Morgan Creek Capital
Houston, Tx 77027                                              Management, since July
                                                               2004; Principal,
                                                               Hatteras Capital
                                                               Management, since
                                                               September 2003; Chief
                                                               Investment Officer of
                                                               the University of North
                                                               Carolina at Chapel
                                                               Hill, 1998-2004

---------------

(1) This person's status as an "interested" director arises from his affiliation with Salient Partners, L.P. ("Salient"), which itself is an affiliate of the Fund, The Master Fund, L.P., The Endowment TEI Fund, L.P. (the "TEI Fund") and the Adviser.

(2) The Fund Complex includes the Fund, the Master Fund, and the TEI Fund.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

  INDEPENDENT DIRECTORS

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                                       IN FUND         OTHER
                                 POSITION(S)                        PRINCIPAL        COMPLEX(1)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     OCCUPATION(S) DURING  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED      THE PAST 5 YEARS     DIRECTOR       DIRECTOR
---------------------            ------------   ------------   --------------------  -----------   -------------
Bob L. Boldt                     Director       Since          Chief Executive            3        None
Age: 57                                         January 2005   Officer, University
Address: c/o The Endowment                                     of Texas Investment
Registered Fund L.P.                                           Management Co. since
4265 San Felipe, Suite 900,                                    2002; Managing
Houston, Tx 77027                                              Director, Pivotal
                                                               Asset
                                                               Management from
                                                               2000-2002; Senior
                                                               Investment Officer
                                                               for California
                                                               Public Employee
                                                               Retirement System
                                                               from 1995-2000.

Jonathan P. Carroll              Director       Since          Private investor for       3        None
Age: 44                                         January 2004   the past five years.
Address: c/o The Endowment
Registered Fund L.P.
4265 San Felipe, Suite 900,
Houston, Tx 77027

Richard C. Johnson               Director       Since          Senior Counsel for         3        None
Age: 68                                         January 2004   Baker Botts LLP
Address: c/o The Endowment                                     since 2002; Managing
Registered Fund L.P.                                           Partner for Baker
4265 San Felipe, Suite 900,                                    Botts from
Houston, Tx 77027                                              1998-2002; practiced
                                                               law at Baker Botts
                                                               from 1966-2002 (from
                                                               1972 to 2002 as a
                                                               partner)

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                                       IN FUND         OTHER
                                 POSITION(S)                        PRINCIPAL        COMPLEX(1)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     OCCUPATION(S) DURING  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED      THE PAST 5 YEARS     DIRECTOR       DIRECTOR
---------------------            ------------   ------------   --------------------  -----------   -------------
G. Edward Powell                 Director       Since          Principal of Mills &       3        Sterling
Age: 69                                         January 2004   Stowell from March                  Bancshares,
Address: c/o The Endowment                                     2002 to present;                    Inc.; Global
Registered Fund L.P.                                           Principal of                        Water
4265 San Felipe, Suite 900,                                    Innovation Growth                   Technologies,
Houston, Tx 77027                                              Partners in 2002;                   Inc.; Datavox
                                                               From 1994-2002, Mr.                 Holdings,
                                                               Powell provided                     Inc.
                                                               consulting services
                                                               to emerging and
                                                               middle market
                                                               businesses; Managing
                                                               Partner for Houston
                                                               office of Price
                                                               Waterhouse & Co.
                                                               from 1982 to his
                                                               retirement in 1994.

Scott F. Schwinger               Director       Since          Senior Vice                3        None
Age: 40                                         January 2004   President, Chief
Address: c/o The Endowment                                     Financial Officer
Registered Fund L.P.                                           and Treasurer of the
4265 San Felipe, Suite 900,                                    Houston Texans
Houston, Tx 77027

Scott W. Wise                    Director       Since          Senior Vice                3        None
Age: 56 Address: c/o The                        January 2004   President and
Endowment Registered Fund L.P.                                 Treasurer, Rice
4265 San Felipe, Suite 900,                                    University for the
Houston, Tx 77027                                              past five years.

---------------

(1) The Fund Complex includes the Fund, the Master Fund and the TEI Fund.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

  OFFICERS OF THE FUND WHO ARE NOT DIRECTORS

                                                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITION(S) HELD WITH FUND        DURING THE PAST 5 YEARS
---------------------          -----------------------------   -----------------------------
Jeremy L. Radcliffe            Chief Compliance Officer        Managing Director of Adviser,
Age: 31                                                        since January 2004; Partner
Address: c/o The Endowment                                     and Managing Director of
Registered Fund L.P.                                           Salient, since August 2002;
4265 San Felipe, Suite 900,                                    Partner and officer of
Houston, Tx 77027                                              Redstone, 1998-2002.

John E. Price                  Treasurer; Principal            Director and Chief Financial
Age: 38                        Financial Officer               Officer of the Adviser, since
Address: c/o The Endowment                                     January 2004; Partner and
Registered Fund L.P.                                           Director of Salient, since
4265 San Felipe, Suite 900,                                    October 2003; Controller of
Houston, Tx 77027                                              Wincrest Ventures, L.P.,
                                                               1997-2003.

Adam L. Thomas                 Secretary                       Director of Adviser since
Age: 31                                                        January 2004; Partner and
Address: c/o The Endowment                                     Director of Salient, since
Registered Fund L.P.                                           September 2002; Associate at
4265 San Felipe, Suite 900,                                    Redstone, 2001- 2002;
Houston, Tx 77027                                              Associate at Albrecht &
                                                               Associates Inc., August 1996
                                                               through August 1999. Attended
                                                               University of Texas Business
                                                               School, 1999-2001.

COMPENSATION FOR DIRECTORS

     The Master Fund, the Fund and the Registered Fund together currently pay each Independent Director an annual fee of $7,500, paid quarterly, a fee of $2,000 per Board meeting ($5,000 for an organizational Board meeting), and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

                      THE ENDOWMENT REGISTERED FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

ALLOCATION OF INVESTMENTS

     The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2005.

ASSET CLASS(1)                                                FAIR VALUE      %
--------------                                                -----------   ------
Domestic Equity.............................................   55,350,487    14.75%
International Equity........................................   72,757,067    19.39%
Opportunistic Equity........................................   31,498,204     8.39%
Absolute Return.............................................   39,895,972    10.63%
Real Estate.................................................   21,152,428     5.64%
Natural Resources...........................................   47,122,744    12.56%
Private Equity..............................................   31,803,800     8.47%
Fixed Income................................................   17,296,915     4.61%
Enhanced Fixed Income.......................................   52,520,057    13.99%
Debt Fund...................................................    5,903,562     1.57%
                                                              -----------   ------
TOTAL INVESTMENTS...........................................  375,301,236   100.00%
                                                              -----------   ------

---------------

(1) The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

FORM N-Q FILINGS

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

     The Fund's private placement memorandum (the "PPM") includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

                                      LOGO

                        THE ENDOWMENT MASTER FUND, L.P.

                              SHAREHOLDERS' REPORT

                               December 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Partners
The Endowment Master Fund, L.P.:

     We have audited the accompanying statement of assets, liabilities, and partners' capital of The Endowment Master Fund, L.P. (the Fund), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in partners' capital and cash flows for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two year period ended December 31, 2005 and for the period April 1, 2003 (inception) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with custodians and investees. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Endowment Master Fund, L.P. as of December 31, 2005, the results of its operations for the year then ended, the changes in its partners' capital and cash flows for the years ended December 31, 2005 and 2004, and the financial highlights for the years ended December 31, 2005 and 2004 and for the period April 1, 2003 (inception) through December 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Houston, Texas
February 21, 2006

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

            STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL
                               DECEMBER 31, 2005

                                  ASSETS
Investments in Investment Funds, at estimated fair value
  (cost $276,224,566).......................................   $333,925,065
Investments in securities, at value (cost $33,754,052)......     41,376,171
                                                               ------------
  Total investments.........................................    375,301,236
Cash and cash equivalents...................................        290,074
Prepaid contributions to Investment Funds...................     15,100,000
Interest and dividends receivable...........................        781,816
Receivable from Investment Funds............................        349,183
Prepaids and other assets...................................         11,726
                                                               ------------
  Total assets..............................................    391,834,035
                                                               ============
             LIABILITIES AND PARTNERS' CAPITAL
Line of credit..............................................     14,390,426
Management fees payable.....................................        912,980
Offshore withholding tax payable............................        232,692
Administration fees payable.................................         21,178
Accounts payable and accrued expenses.......................        107,700
                                                               ------------
  Total liabilities.........................................     15,664,976
                                                               ------------
Paid in capital.............................................    310,846,441
Net unrealized gain on investments..........................     65,322,618
                                                               ------------
  Partners' capital.........................................    376,169,059
                                                               ------------
  Total liabilities and partners' capital...................   $391,834,035
                                                               ============

                See accompanying notes to financial statements.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
  United States
     Domestic Equity (14.71% of Partners' Capital)
       Caduceus Capital II, L.P. ..........................               $  7,416,654
       Contrarian Capital Distressed Equity Fund, L.P. ....                  4,773,350
       Copper Arch Fund, L.P. .............................                  5,903,382
       Criterion Institutional Partners, L.P. .............                  2,100,909
       Everglades Partners, L.P. ..........................                  1,465,449
       GMO U.S. Aggressive Long/Short Fund (Onshore).......                  8,662,800
       Leaf Investment Partners, L.P. .....................                  3,451,589
       Sci-Tech Investment Partners, L.P. .................                  1,052,573
       Shumway Equity Fund, L.P. ..........................                  6,370,869
       The Raptor Global Fund, L.P. .......................                  8,411,201
       Tiger Consumer Partners, L.P. ......................                  5,741,711
     International Equity (17.43% of Partners' Capital)
       Avenue Asia Equity Investments L.P. ................                  1,045,366
       Boyer Allan Pacific Partners, L.P. .................                  9,901,305
       CCM International Small Cap Value Fund, L.P. .......                  1,006,395
       Gradient Europe Fund................................                  4,607,527
       L-R Global Fund Partners, L.P. .....................                  2,273,011
       SR Global Fund -- Asia Portfolio (Class B, L.P.)....                  6,327,711
       SR Global Fund -- Europe Portfolio (Class A,
          L.P.)............................................                  4,667,831
       SR Global Fund -- International Portfolio (Class C,
          L.P.)............................................                  9,931,234
       SR Global Fund -- Emerging Markets Portfolio (Class
          G, L.P.).........................................                  7,842,611
       Steel Partners Japan, L.P. .........................                  3,609,668
       Taiyo Fund, L.P. ...................................                  1,506,106
       The Explorador Fund, L.P. ..........................                  5,426,387
       Torrey Pines Fund, LLC..............................                  7,420,988
     Opportunistic Equity (8.37% of Partners' Capital)
       AQR Absolute Return Institutional Fund, L.P. .......                  5,613,792
       Global Undervalued Securities Fund..................                  9,883,136
       GMO Mean Reversion Fund (Onshore)...................                  9,639,588
       Maverick Fund USA, Ltd. ............................                  6,361,688
     Absolute Return (8.36% of Partners' Capital)
       Black River Global Multi-Strategy Leveraged Fund,
          LLC..............................................                  9,257,991
       Courage Special Situations Fund, (Class C, L.P.)....                  7,114,262
       Harbert Convertible Arbitrage Fund, L.P. ...........                  8,494,047
       M&M Arbitrage, LLC..................................                  5,638,375
       Silverback Partners, L.P. ..........................                    947,554
     Real Estate (5.55% of Partners' Capital)
       Aslan Realty Partners III, LLC......................                    327,725
       Clarion Global Fund, L.P. ..........................                  1,022,671
       Clarion CRA Hedge Fund, L.P. .......................                  2,215,706
       Mercury Special Situations Fund.....................                  5,086,236

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
       MONY/Transwestern Mezzanine Realty Partners II,
          LLC..............................................                    928,743
       NL Ventures V, L.P. ................................                  3,000,000
       Security Capital, L.P. .............................                  4,998,612
       Wells Street Partners, LLC..........................                  3,279,943
     Natural Resources (9.14% of Partners' Capital)
       Cambridge Energy, L.P. .............................                  9,061,960
       The Ospraie Fund L.P. ..............................                  9,047,381
       Tocqueville Gold Partners, L.P. ....................                  6,056,375
       Treaty Oak Partners, L.P. ..........................                 10,194,580
     Private Equity (7.41% of Partners' Capital)
       Cap Royalty Partners L.P. ..........................                     97,982
       Cogene Biotech Ventures II, L.P. ...................                     18,628
       Crosslink Crossover Fund IV, L.P. ..................                  4,932,562
       PIPE Equity Partners LLC............................                  7,876,507
       Private Equity Investors, L.P. .....................                    377,926
       Protege Partners, L.P. .............................                  4,566,722
       Q Investments.......................................                  8,428,850
       Sanderling Venture VI Co-Investment Fund, L.P. .....                    255,681
       Sanderling Venture VI, L.P. ........................                    118,276
       Sterling Capital Partners II........................                    201,507
       Sterling Group Partners II..........................                    263,850
       Venture Capital Fund of America.....................                    733,541
     Enhanced Fixed Income (12.52% of Partners' Capital)
       Arx Global High Yield Securities Fund I L.P. .......                  7,744,121
       BDC Partners I, L.P. ...............................                 12,906,149
       Contrarian Capital Fund I, L.P. ....................                  7,318,500
       Greylock Global Opportunity Fund, L.P. .............                  7,311,687
       Harbert Distressed Investment Fund, L.P. ...........                  8,404,630
       Ore Hill, L.P. .....................................                  3,421,724
                                                                          ------------
          Total United States..............................                314,065,835
                                                                          ------------
  British Virgin Islands
     Real Estate (0.08% of Partners' Capital)
       Patron Capital, L.P. II.............................                    292,792
                                                                          ------------
          Total British Virgin Islands.....................                    292,792
                                                                          ------------
          Total Limited Partnerships and Limited Liability
            Companies (Cost $259,687,154)..................                314,358,627     83.57%
Passive Foreign Investment Corporations
  United States
     International Equity (1.08% of Partners' Capital)
       India Capital Fund Ltd. A2 Shares...................                  4,069,025
                                                                          ------------
          Total United States..............................                  4,069,025
  Republic of Mauritius
     International Equity (0.83% of Partners' Capital)
       Boyer Allan India Fund, Inc. .......................                  3,121,902
                                                                          ------------
          Total Republic of Mauritius......................                  3,121,902
                                                                          ------------

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
          Total Passive Foreign Investment Corporations
            (Cost $5,000,000)..............................                  7,190,927      1.91%
Bermuda Exempted Fund Company
     Private Equity (1.05% of Partners' Capital)
       Highland CDO Opportunity Fund.......................                  3,931,768
                                                                          ------------
          Total Bermuda Exempted Fund Company (Cost
            $4,000,000)....................................                  3,931,768      1.05%
Cayman Company Limited by Shares
  United States
     Absolute Return (2.24% of Partners' Capital)
       Overseas CAP Partners, Inc. ........................                  8,443,743
                                                                          ------------
          Total Cayman Company Limited by Shares (Cost
            $7,537,412)....................................                  8,443,743      2.24%
                                                                          ------------
          Total Investments in Investment Funds (Cost
            $276,224,566)..................................                333,925,065     88.77%
Investments in Securities
Registered Investment Companies
  United States
     International Equity (1.57% of Partners' Capital)
       GMO Emerging Markets Fund III.......................   224,401        5,903,562
     Enhanced Fixed Income (1.44% of Partners' Capital)
       GMO Global Bond Fund................................   408,326        4,327,407
       Wasatch-Hoisington U.S. Treasury Fund...............    74,373        1,085,839
     Natural Resources (3.39% of Partners' Capital)
       State Street Research Global Resources Fund.........   192,728       12,762,448
                                                                          ------------
          Total United States..............................                 24,079,256
                                                                          ------------
          Total Registered Investment Companies (Cost
            $16,188,020)...................................                 24,079,256      6.40%
Closed End Funds
  United States
     Financial (0.88% of Partners' Capital)
       Aberdeen Asia-Pacific Income Fund, Inc. ............     8,200           47,560
       Blackrock Broad Investment Grade 2009 Term Trust....    12,500          187,375
       Blackrock Income Opportunity Trust..................    63,300          681,108
       Ishares Trust.......................................     6,750          726,435
       MFS Government Markets Income Trust.................    85,700          557,050
       Morgan Stanley Government Income Trust..............    60,200          529,158
       New America High Income Fund........................   126,300          256,389
       Putnam Premier Income Trust.........................    52,171          316,678
                                                                          ------------
          Total United States..............................                  3,301,753
                                                                          ------------
          Total Closed End Funds (Cost $3,423,283).........                  3,301,753      0.88%

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
Fixed Income
  United States
     Treasuries (0.75% of Partners' Capital)
       United States Treasury Bonds, 5.250%, 2/15/29.......   765,000          834,776
       United States Treasury Notes, 4.125%, 5/15/15.......   860,000          841,154
       Treasury Inflation Protected Securities, 1.875%,
          7/15/13..........................................   275,000          294,184
       Treasury Inflation Protected Securities, 2.00%,
          7/15/14..........................................   150,000          157,632
       Treasury Inflation Protected Securities, 1.875%,
          7/15/15..........................................   300,101          295,131
       Treasury Inflation Protected Securities, 3.625%,
          4/15/28..........................................   250,000          380,685
     Agencies (1.13% of Partners' Capital)
       Federal Home Loan Mortgage Corp., Pool E74790,
          5.00%, 2/1/14....................................    77,242           76,614
       Federal Home Loan Mortgage Corp., Pool E75753,
          5.50%, 3/1/14....................................    39,889           40,189
       Federal Home Loan Mortgage Corp., Series 2750, Class
          OB, 4.00%, 7/15/15...............................   201,000          197,083
       Federal Home Loan Mortgage Corp., Pool E92286,
          5.00%, 11/1/17...................................    21,212           21,036
       Federal Home Loan Mortgage Corp., Pool E95383,
          5.00%, 2/1/18....................................    85,143           84,437
       Federal Home Loan Mortgage Corp., Pool E94694,
          5.50%, 2/1/18....................................    27,419           27,593
       Federal Home Loan Mortgage Corp., Pool B10507,
          4.50%, 10/1/18...................................    39,278           38,308
       Federal Home Loan Mortgage Corp., Pool B14009,
          5.00%, 5/1/19....................................    76,872           76,091
       Federal Home Loan Mortgage Corp, Pool C77936, 5.50%,
          2/01/33..........................................    59,138           58,753
       Federal Home Loan Mortgage Corp., Pool A10760,
          5.50%, 6/1/33....................................    13,552           13,461
       Federal Home Loan Mortgage Corp., Pool 80749,
          4.125%, 10/20/33.................................   484,567          485,990
       Federal Home Loan Mortgage Corp., Pool A16536,
          5.50%, 12/1/33...................................    61,139           60,728
       Federal Home Loan Mortgage Corp., Pool C01812,
          5.50%, 4/1/34....................................   320,710          318,552
       Federal National Mortgage Association, Pool 380839,
          6.12%, 11/1/08...................................   298,012          304,064
       Federal National Mortgage Association, Pool 254188,
          5.50%, 1/1/09....................................   133,957          134,152
       Federal National Mortgage Association, Pool 545210,
          5.92%, 10/1/11...................................   228,524          237,303
       Federal National Mortgage Association, Pool 730353,
          4.50%, 7/1/18....................................    32,438           31,637
       Federal National Mortgage Association, Pool 767658,
          5.00%, 2/1/19....................................   164,977          163,475
       Federal National Mortgage Association, Pool 415971,
          6.00%, 12/1/28...................................    45,822           46,405

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
       Federal National Mortgage Association, Pool 699436,
          7.50%, 2/1/33....................................    14,054           14,670
       Federal National Mortgage Association, Pool 689659,
          6.00%, 3/1/33....................................    34,129           34,485
       Federal National Mortgage Association, Pool 698979,
          5.50%, 4/1/33....................................   107,101          106,347
       Federal National Mortgage Association, Pool 723874,
          5.50%, 4/1/33....................................    27,836           27,632
       Federal National Mortgage Association, Pool 555528,
          6.00%, 4/1/33....................................    23,338           23,599
       Federal National Mortgage Association, Pool 737299,
          5.50%, 1/1/34....................................    87,301           86,661
       Federal National Mortgage Association, Pool 777737,
          5.00%, 5/1/34....................................   140,016          135,941
       Federal National Mortgage Association, Pool 778316,
          5.50%, 6/1/34....................................   376,649          373,321
       Federal National Mortgage Association, Pool 783382,
          6.00%, 8/1/34....................................   122,710          123,871
       Government National Mortgage Association, Pool
          451883, 6.00%, 7/15/28...........................    59,055           60,566
       Government National Mortgage Association, Series
          2004-78, Class C, 4.658%, 4/16/29................   250,000          243,481
       Government National Mortgage Association, Pool
          488259, 6.50%, 8/15/29...........................    22,337           23,374
       Government National Mortgage Association, Pool
          501012, 6.50%, 4/15/31...........................     3,100            3,240
       Government National Mortgage Association, Pool
          603650, 6.00%, 4/15/33...........................    12,730           13,050
       Government National Mortgage Association, Pool
          621822, 5.50%, 12/15/33..........................    32,384           32,638
       Government National Mortgage Association, Pool
          562508, 5.50%, 2/15/34...........................    99,023           99,703
       Government National Mortgage Association, Pool
          628111, 5.50%, 5/15/34...........................   244,416          246,095
       New Valley Generation II, Series 2001, 5.572%,
          5/1/20...........................................    44,163           44,722
       Overseas Private Investment Corp., 3.74%, 4/15/15...   161,601          154,316
     Asset Backed Securities (1.75% of Partners' Capital)
       Alesco Preferred Funding LTD, Series 5A, Class C3,
          6.314%, 12/23/34.................................   200,000          202,812
       American Business Financial Services 6.68%
          7/15/33..........................................   300,000          302,018
       Bank of America Mortgage Securities, Series 2004-8,
          Class 2B1, 6.00% 10/25/34........................   237,352          236,388
       Bank of America Mortgage Securities, Series 2005-5,
          Class 1A12, 5.50% 6/25/35........................   427,783          426,847
       Bear Stearns Adjustable Rate Mortgage Trust, Series
          2002-5, Class 4A4, 5.80% 6/25/32.................    56,780           56,694

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
       Bear Stearns Adjustable Rate Mortgage Trust, Series
          2003-1, Class 6A1, 5.07% 4/25/33.................   146,415          145,218
       Bear Stearns Adjustable Rate Mortgage Trust, Series
          2003-1, Class 3A1, 5.38% 4/25/33.................   142,711          141,955
       Citigroup Mortgage Loan Trust, Inc., Series
          2004-HYB4, Class 3B2, 4.46% 12/25/34.............   196,845          192,293
       Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
          Class 2A2B, 4.76%, 4/25/35.......................   229,455          228,809
       Countrywine Alternative Loan Trust, Series 2004-33,
          Class 2B1, 5.28%, 12/25/34.......................   224,029          222,488
       Countrywine Alternative Loan Trust, Series
          2005-19CB, Class A4, 5.50%, 06/25/35.............   228,807          225,444
       Countrywide Home Loans, Series 2003.-3, Class M6,
          7.09%, 7/25/32...................................   100,000          101,579
       Countrywide Home Loans, Series 2003.-20, Class 1A14,
          5.50%, 7/25/33...................................   147,431          146,053
       CSFB Mortgage Securities Corp., Series 2002-10,
          Class 1M2, 7.00%, 5/25/32........................   180,000          180,051
       CSFB Mortgage Securities Corp., Series 2004-8, Class
          4A4, 5.50%, 11/25/34.............................   163,980          161,619
       CSFB Mortgage Securities Corp., Series 2005-5, Class
          4A2, 6.25%, 7/25/35..............................   161,759          162,875
       Diversified REIT Trust, Series 1999-1A, Class D,
          6.78% 3/18/11....................................   135,000          139,802
       Drexel Burnham Lambert CMO Trust, Series V, Class 1,
          PO, 0%, 9/1/18...................................    34,032           28,899
       First Horizon Alternative Mortgage Securities,
          Series 2005-FA5, Class 3A2, 5.50%, 8/25/35.......   325,680          322,262
       GSR Mortgage Loan Trust, Series 2004-11, Class B2,
          4.59%, 9/25/34...................................   298,293          295,730
       GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3,
          5.00%, 06/25/35..................................   302,530          297,851
       Harborview Mortgage Loan Trust, Series, 2004-7,
          Class 3A2, 4.74%, 11/19/34.......................   215,357          212,766
       Impac Secured Assets Corp., Series 2002-3, Class M2,
          7.18%, 8/25/32...................................   175,000          178,187
       JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2,
          5.06%, 02/25/34..................................   230,300          220,404
       JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2,
          4.97%, 07/25/34..................................   169,587          166,513
       Master Seasoned Securities Trust, Series 2004-1,
          Class 15B2, 6.24%, 8/25/17.......................   255,032          256,306
       Option One Mortgage Loan Trust, Series 2005-1, Class
          M6, 4.50%, 2/25/35...............................   250,000          249,873
       Residential Accredit Loans, Inc., Series 2003-QS7,
          Class M2, 6.00%, 4/25/33.........................   129,878          127,922
       Residential Asset Mortgage Products, Inc., Series
          2004-SL2, Class A1, 6.50% 10/25/16...............   174,218          177,323

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                           % OF
                                                              SHARES/                    PARTNERS'
                                                             PAR VALUE*    FAIR VALUE     CAPITAL
                                                             ----------   ------------   ---------
       Structured Asset Securities Corp., Series 2003-4,
          Class A6, 5.00%, 2/25/33.........................   142,183          140,601
       Washington Mutual, Series 2003-S11, Class 1A, 5.00%,
          11/25/33.........................................    80,607           77,732
       Wells Fargo Mortgage Backed Securities Trust, Series
          2003-1, Class A1, 4.49%, 11/25/33................   180,608          173,835
       Wells Fargo Mortgage Backed Securities Trust, Series
          2004-S, Class A3, 3.54%, 9/25/34.................   200,000          198,340
       Wells Fargo Mortgage Backed Securities Trust, Series
          2004-W, Class B2, 4.63%, 11/25/34................   199,303          188,995
     Corporates
       Consumer (0.01% of Partners' Capital)
          General Motors Acceptance Corp., 6.125%,
            1/22/08........................................    50,000           45,786
       Financial (0.08% of Partners' Capital)
          JP Morgan Chase & Co., 5.15%, 10/1/15............   300,000          295,747
                                                                          ------------
       Total United States.................................                 13,995,162
                                                                          ------------
       Total Fixed Income (Cost $14,142,749)...............                 13,995,162      3.72%
                                                                          ------------
          Total Investments in Securities (Cost
            $33,754,052)...................................                 41,376,171     11.00%
                                                                          ------------
            Total Investments (Cost $309,978,618)..........                375,301,236     99.77%
                                                                          ============

---------------

* Shares or par value is listed for each investment if it is applicable for that investment type.

CMO -- Collateralized Mortgage Obligation

PO -- Principal Only

REIT -- Real Estate Investment Trust

               See accompanying notes to schedule of investments.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

Investment income:
  Dividend income (net of foreign tax of $273,336)..........   $ 1,833,794
  Interest income...........................................       667,962
                                                               -----------
     Total investment income................................     2,501,756
                                                               -----------
Expenses:
  Management fees...........................................     3,336,051
  Administration fees.......................................       230,201
  Legal fees................................................        76,132
  Professional fees.........................................        89,250
  Custodian fees............................................        47,907
  Directors fees............................................        48,271
  Other expenses............................................       152,295
                                                               -----------
     Total expenses.........................................     3,980,107
                                                               -----------
Net investment loss.........................................    (1,478,351)
                                                               -----------
Net realized and unrealized gain from investments:
  Net realized gain from investments........................     3,533,829
  Net unrealized gain from investments......................    32,384,181
                                                               -----------
     Net realized and unrealized gain on investments........    35,918,010
                                                               -----------
       Net increase in partners' capital resulting from
        operations..........................................   $34,439,659
                                                               ===========

                See accompanying notes to financial statements.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                   STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
                     YEARS ENDED DECEMBER 31, 2005 AND 2004

Partners' capital at December 31, 2003......................   $109,262,447
Contributions...............................................    160,096,398
Distributions...............................................     (8,540,602)
Net increase in partners' capital resulting from operations:
  Net investment loss.......................................     (1,853,840)
  Net realized gain from investments........................      2,038,564
  Net unrealized gain from investments......................     19,213,060
                                                               ------------
     Net increase in partners' capital resulting from
      operations............................................     19,397,784
                                                               ------------
Partners' capital at December 31, 2004......................    280,216,027
                                                               ------------
Contributions...............................................     73,321,507
Distributions...............................................    (11,808,134)
Net increase in partners' capital resulting from operations:
  Net investment loss.......................................     (1,478,351)
  Net realized gain from investments........................      3,533,829
  Net unrealized gain from investments......................     32,384,181
                                                               ------------
     Net increase in partners' capital resulting from
      operations............................................     34,439,659
                                                               ------------
Partners' capital at December 31, 2005......................   $376,169,059
                                                               ============

                See accompanying notes to financial statements.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                            STATEMENTS OF CASH FLOWS
                     YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                  2005            2004
                                                              -------------   -------------
Cash flow from operating activities:
  Net increase in partners' capital resulting from
     operations.............................................  $  34,439,659   $  19,397,784
  Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating
     activities:
     Purchases of investments...............................   (104,090,555)   (170,502,049)
     Proceeds from disposition of investments...............     43,304,376      20,517,183
     Net realized gain......................................     (3,533,829)     (2,038,564)
     Net unrealized gain....................................    (32,384,181)    (19,213,060)
     Accretion of bond discount, net........................         (9,845)             --
     Increase in prepaid contributions to Investment
       Funds................................................     (4,600,000)     (3,750,000)
     Increase in interest and dividends receivable..........       (179,021)       (562,426)
     Increase in receivable from Investment Funds...........       (349,183)             --
     Decrease (Increase) in prepaids and other assets.......          1,291         (13,017)
     Decrease (Increase) in receivable from Adviser.........          5,759          (5,759)
     Decrease in redemption payable.........................             --        (352,872)
     Increase in management fees payable....................        252,400         660,580
     Increase in offshore withholding tax payable...........         58,694         115,990
     Increase in accounts payable and accrued expenses......         17,797          89,976
     (Decrease) Increase in payable to Adviser..............       (132,497)        132,497
     (Decrease) Increase in administration fees payable.....        (73,420)         77,376
     Decrease in subscriptions received in advance..........             --     (15,350,000)
     Decrease in managed account fees payable...............             --         (11,698)
     Decrease in professional fees payable..................             --         (57,000)
                                                              -------------   -------------
       Net cash used in operating activities................    (67,272,555)   (170,865,059)
                                                              -------------   -------------
Cash flow from financing activities:
  Borrowings on line of credit..............................     44,378,340      30,633,152
  Repayments on line of credit..............................    (39,957,429)    (20,663,637)
  Contributions from partners...............................     73,321,507     160,096,398
  Distributions to partners.................................    (11,808,134)     (6,671,480)
                                                              -------------   -------------
       Net cash provided by financing activities............     65,934,284     163,394,433
                                                              -------------   -------------
Net decrease in cash and cash equivalents...................     (1,338,271)     (7,470,626)
Cash and cash equivalents at beginning of year..............      1,628,345       9,098,971
                                                              -------------   -------------
Cash and cash equivalents at end of year....................  $     290,074   $   1,628,345
                                                              =============   =============
Supplemental disclosure of noncash activity:
  Noncash distribution of investment........................  $          --   $   1,869,122
Supplemental disclosure of cash activity:
  Cash paid for interest....................................  $      35,305   $       8,029

                See accompanying notes to financial statements.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005

(1)  ORGANIZATION

     The Endowment Master Fund, L.P. (the "Fund") is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 ("Inception"). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

     The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Fund is a "fund of funds" and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

     The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the "Board" and each member a "Director") its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund's business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

     The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to an investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

  (a)  BASIS OF ACCOUNTING

     The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

  (b)  CASH EQUIVALENTS

     The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

  (c)  INVESTMENT SECURITIES TRANSACTIONS

     The Fund records security transactions on a trade-date basis.

     Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

     Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

     Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

  (d)  VALUATION OF INVESTMENTS

     The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is generally calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

     Investments are valued as follows:

     - INVESTMENT FUNDS -- Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at estimated fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements.

     - SECURITIES LISTED ON A SECURITIES EXCHANGE -- In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

     - SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES -- Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

     - OPTIONS -- Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing "bid" and "asked" prices for such options on the date of determination.

     - SECURITIES NOT ACTIVELY TRADED -- The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

     - OTHER -- Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund's value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

  (e)  INTEREST AND DIVIDEND INCOME

     Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

  (f)  FUND EXPENSES

     Unless voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

  (g)  INCOME TAXES

     The Fund itself is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements other than withholding tax on dividend income that is allocated to the Fund's offshore feeders.

  (h)  USE OF ESTIMATES

     The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  (i)  ORGANIZATIONAL EXPENSES

     The Fund's organizational expenses (the "Organizational Expenses") were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with U.S. generally accepted accounting principles for Fund reporting purposes upon commencement of operations.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

  (j)  RECLASSIFICATIONS

     Certain reclassifications have been made to the 2004 financial statements to conform them with the 2005 presentation.

(3)  PARTNERS' CAPITAL ACCOUNTS

  (a)  ISSUANCE OF INTERESTS

     Upon receipt from an eligible investor of an application for interests (the "Interests"), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement"). The Fund reserves the right to reject any applications for subscription of Interests.

  (b)  ALLOCATION OF PROFITS AND LOSSES

     For each fiscal period, generally monthly, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective investment ownership percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any repurchases of Interests or initial or additional applications for Interests, which generally occur at the beginning of the month.

  (c)  REDEMPTION OF INTERESTS

     A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at the partner's discretion at any time. However, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Fund's offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4)  INVESTMENTS IN PORTFOLIO SECURITIES

     As of December 31, 2005, the Fund had investments in Investment Funds, registered investment companies and marketable securities in a separately managed account, which is managed by a sub-adviser ("Sub-Adviser"). The $15,100,000 in prepaid contribution to Investment Funds as of December 31, 2005 represents funding of a portion of the January 2006 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging from 15% to 25% of an Investment Fund's net profits, although it is possible that such ranges may be exceeded for certain

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

     In general, most of the Investment Funds in which the Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund's governing documents, have the ability to deny or delay a redemption request. Amounts representing redemption requests of underlying Investment Funds for which the redemption has not been processed as of year end are included in the category Investments in Investment Funds. For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investments were $104,090,555 and $43,304,376 respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is reported to the Fund by its investments on Schedules K-1 or 1099's. As of December 31, 2005, the cost of the Fund's investments was $309,978,618. Accordingly, unrealized appreciation and depreciation on investments was $66,601,242 and $1,278,624 respectively.

(5)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)  DUE FROM BROKERS

     The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund's behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7)  ADMINISTRATION AGREEMENT

     In consideration for administrative, accounting, and recordkeeping services, the Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Fund. The Fund is charged, on an annual basis, 8 basis points on Fund net assets of up to $100 million, 7 basis points on Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable in arrears. The Independent Administrator will also provide the Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

     The fees for Fund administration will be paid out of the Fund's assets, which will decrease the net profits or increase the net losses of the partners in the Fund. As of December 31, 2005, the Fund had $376,169,059 in net assets. The total administration fee incurred for the year ended December 31, 2005 was $230,201.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

(8)  RELATED PARTY TRANSACTIONS

  (a)  INVESTMENT MANAGEMENT FEE

     In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the "Investment Management Fee"), equal to 1% on an annualized basis of the Fund's net assets calculated based on the Fund's net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the year ended December 31, 2005, $3,336,051 was incurred for Investment Management Fees.

  (b)  PLACEMENT AGENTS

     The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMH"), an affiliate of the General Partner and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)  INDEBTEDNESS OF THE FUND

     Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund's risk of loss is limited to its investment in such Investment Funds. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

     The Fund maintains a credit facility for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund's fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund's net assets. As of December 31, 2005, $14,390,426 was outstanding under the credit facility at a current interest rate of 6.89%. The weighted average interest rate paid on the line of credit during the year was 6.19%.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2005 -- (CONTINUED)

(10)  FINANCIAL HIGHLIGHTS

                                                                                   PERIOD
                                                                                APRIL 1, 2003
                                         YEAR ENDED          YEAR ENDED        (INCEPTION) TO
                                      DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
                                      -----------------   -----------------   -----------------
Net investment loss to average
  partners' capital(1)..............          (0.44)%             (0.92)%             (0.26)%
Expenses to average partners'
  capital(1)........................           1.19%               1.40%               0.66%
Portfolio turnover..................          12.65%              10.29%              11.90%
Total return(2).....................          10.40%               8.90%              21.66%
Partners' capital, end of period....  $376,169,059        $280,216,027        $109,262,447
Average amount of borrowings
  outstanding during the period.....    $762,381            $233,334                  --

     An investor's return (and operating ratios) may vary from those reflected based on different fee and expense arrangements and the timing of capital transactions.
---------------

(1) Ratios are calculated by dividing by average partners' capital measured at the end of each month during the period. The 2003 ratios have been annualized.

(2) Calculated as geometrically linked monthly returns for each month in the period.

(11)  SUBSEQUENT EVENT

     The Adviser recommended to the Board that a tender offer in an amount of up to $12,000,000 be made, based on the projected March 31, 2006 net asset value of the Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring February 28, 2006 was sent out to the investors in the Fund.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                               DECEMBER 31, 2005

DIRECTORS AND OFFICERS

     The Fund's operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund's day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

     The Directors and officers of the Fund may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the "Fund Complex"). The tables below show, for each Director and executive officer, his or her full name, address and age (as of December 31, 2005), the position held with the Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Director, and other directorships held by such Director.

  INTERESTED DIRECTORS

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND         OTHER
                                 POSITION(S)                                            COMPLEX(2)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED    DURING THE PAST 5 YEARS   DIRECTOR       DIRECTOR
---------------------            ------------   ------------   -----------------------  -----------   -------------
John A. Blaisdell(1)             Director,      Since          Member, Investment            3              0
Age: 45                          Co-            January 2004   Committee of the
Address: c/o The Endowment       Principal                     Adviser, since January
Master Fund L.P.                 Executive                     2004; Managing Director
4265 San Felipe, Suite 900,      Officer                       of Salient, since
Houston, Texas 77027                                           December 2002; Chief
                                                               Executive Officer of
                                                               Wincrest Ventures,
                                                               L.P., 1997-2002.
Andrew B. Linbeck(1)             Director,      Since          Member, Investment            3              0
Age: 41                          Co-            January 2004   Committee of the
Address: c/o The Endowment       Principal                     Adviser, since January
Master Fund L.P.                 Executive                     2004; Managing Director
4265 San Felipe, Suite 900,      Officer                       of Salient, since
Houston, Tx 77027                                              August 2002; Partner
                                                               and executive officer
                                                               of The Redstone
                                                               Companies, L.P. and
                                                               certain affiliates
                                                               thereof (collectively,
                                                               "Redstone"), 1998-2002.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND         OTHER
                                 POSITION(S)                                            COMPLEX(2)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED    DURING THE PAST 5 YEARS   DIRECTOR       DIRECTOR
---------------------            ------------   ------------   -----------------------  -----------   -------------
A. Haag Sherman(1)               Director,      Since          Member, Investment            3              0
Age: 40                          Co-            January 2004   Committee of the
Address: c/o The Endowment       Principal                     Adviser, since January
Master Fund L.P.                 Executive                     2004; Managing Director
4265 San Felipe, Suite 900,      Officer                       of Salient, since
Houston, Tx 77027                                              August 2002; Partner
                                                               and executive officer
                                                               of Redstone,
                                                               1998-2002.
Mark W. Yusko(1)                 Director       Since          Member, Investment            3              0
Age: 42                                         January 2004   Committee of the
Address: c/o The Endowment                                     Adviser, since January
Master Fund L.P.                                               2004; President of
4265 San Felipe, Suite 900,                                    Morgan Creek Capital
Houston, Tx 77027                                              Management, since July
                                                               2004; Principal,
                                                               Hatteras Capital
                                                               Management, since
                                                               September 2003; Chief
                                                               Investment Officer of
                                                               the University of North
                                                               Carolina at Chapel
                                                               Hill, 1998-2004

---------------

(1) This person's status as an "interested" director arises from his affiliation with Salient Partners, L.P. ("Salient"), which itself is an affiliate of The Endowment Registered Fund, L.P. (the "Registered Fund"), the Fund, The Endowment TEI Fund, L.P. (the "TEI Fund"), and the Adviser.

(2) The Fund Complex includes the Registered Fund, the TEI Fund and the Fund.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

  INDEPENDENT DIRECTORS

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                                       IN FUND         OTHER
                                 POSITION(S)                        PRINCIPAL        COMPLEX(1)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     OCCUPATION(S) DURING  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED      THE PAST 5 YEARS     DIRECTOR       DIRECTOR
---------------------            ------------   ------------   --------------------  -----------   -------------
Bob L. Boldt                     Director       Since          Chief Executive            3        None
Age: 57                                         January 2005   Officer, University
Address: c/o The Endowment                                     of Texas Investment
Master Fund L.P.                                               Management Co. since
4265 San Felipe, Suite 900,                                    2002; Managing
Houston, Tx 77027                                              Director, Pivotal
                                                               Asset Management
                                                               from 2000-2002;
                                                               Senior Investment
                                                               Officer for
                                                               California Public
                                                               Employee Retirement
                                                               System from
                                                               1995-2000.
Jonathan P. Carroll              Director       Since          Private investor for       3        None
Age: 44                                         January 2004   the past five years.
Address: c/o The Endowment
Master Fund L.P.
4265 San Felipe, Suite 900,
Houston, Tx 77027

Richard C. Johnson               Director       Since          Senior Counsel for         3        None
Age: 68                                         January 2004   Baker Botts LLP
Address: c/o The Endowment                                     since 2002; Managing
Master Fund L.P.                                               Partner for Baker
4265 San Felipe, Suite 900,                                    Botts from
Houston, Tx 77027                                              1998-2002; practiced
                                                               law at Baker Botts
                                                               from 1966-2002 (from
                                                               1972 to 2002 as a
                                                               partner)

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                                       IN FUND         OTHER
                                 POSITION(S)                        PRINCIPAL        COMPLEX(1)    DIRECTORSHIPS
                                  HELD WITH      LENGTH OF     OCCUPATION(S) DURING  OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE                FUND       TIME SERVED      THE PAST 5 YEARS     DIRECTOR       DIRECTOR
---------------------            ------------   ------------   --------------------  -----------   -------------
G. Edward Powell                 Director       Since          Principal of Mills &       3        Sterling
Age: 69                                         January 2004   Stowell from March                  Bancshares,
Address: c/o The Endowment                                     2002 to present;                    Inc.; Global
Master Fund L.P.                                               Principal of                        Water
4265 San Felipe, Suite 900,                                    Innovation Growth                   Technologies,
Houston, Tx 77027                                              Partners in 2002;                   Inc.; Datavox
                                                               From 1994-2002, Mr.                 Holdings,
                                                               Powell provided                     Inc.
                                                               consulting services
                                                               to emerging and
                                                               middle market
                                                               businesses; Managing
                                                               Partner for Houston
                                                               office of Price
                                                               Waterhouse & Co.
                                                               from 1982 to his
                                                               retirement in 1994.
Scott F. Schwinger               Director       Since          Senior Vice                3        None
Age: 40                                         January 2004   President, Chief
Address: c/o The Endowment                                     Financial Officer
Master Fund L.P.                                               and Treasurer of the
4265 San Felipe, Suite 900,                                    Houston Texans
Houston, Tx 77027

Scott W. Wise                    Director       Since          Senior Vice                3        None
Age: 56                                         January 2004   President and
Address: c/o The Endowment                                     Treasurer, Rice
Master Fund L.P.                                               University for the
4265 San Felipe, Suite 900,                                    past five years.
Houston, Tx 77027

---------------

(1) The Fund Complex includes the Registered Fund, the TEI Fund and the Fund.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

  OFFICERS OF THE FUND WHO ARE NOT DIRECTORS

                                                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITION(S) HELD WITH FUND        DURING THE PAST 5 YEARS
---------------------          -----------------------------   -----------------------------
Jeremy L. Radcliffe            Chief Compliance Officer        Managing Director of Adviser,
Age: 31                                                        since January 2004; Partner
Address: c/o The Endowment                                     and Managing Director of
Master Fund L.P.                                               Salient, since August 2002;
4265 San Felipe, Suite 900,                                    Partner and officer of
Houston, Tx 77027                                              Redstone, 1998-2002.

John E. Price                  Treasurer; Principal            Director and Chief Financial
Age: 38                        Financial Officer               Officer of the Adviser, since
Address: c/o The Endowment                                     January 2004; Partner and
Master Fund L.P.                                               Director of Salient, since
4265 San Felipe, Suite 900,                                    October 2003; Controller of
Houston, Tx 77027                                              Wincrest Ventures, L.P.,
                                                               1997-2003.

Adam L. Thomas                 Secretary                       Director of Adviser since
Age: 31                                                        January 2004; Partner and
Address: c/o The Endowment                                     Director of Salient, since
Master Fund L.P.                                               September 2002; Associate at
4265 San Felipe, Suite 900,                                    Redstone, 2001- 2002;
Houston, Tx 77027                                              Associate at Albrecht &
                                                               Associates Inc., August 1996
                                                               through August 1999. Attended
                                                               University of Texas Business
                                                               School, 1999-2001.

COMPENSATION FOR DIRECTORS

     The Fund, the Registered Fund and the TEI Fund together currently pay each Independent Director an annual fee of $7,500, paid quarterly, a fee of $2,000 per Board meeting ($5,000 for an organizational Board meeting), and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

                        THE ENDOWMENT MASTER FUND, L.P.
                            (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                        DECEMBER 31, 2005 -- (CONTINUED)

ALLOCATION OF INVESTMENTS

     The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2005.

ASSET CLASS(1)                                                FAIR VALUE      %
--------------                                                -----------   ------
Domestic Equity.............................................   55,350,487    14.75%
International Equity........................................   72,757,067    19.39%
Opportunistic Equity........................................   31,498,204     8.39%
Absolute Return.............................................   39,895,972    10.63%
Real Estate.................................................   21,152,428     5.64%
Natural Resources...........................................   47,122,744    12.56%
Private Equity..............................................   31,803,800     8.47%
Fixed Income................................................   17,296,915     4.61%
Enhanced Fixed Income.......................................   52,520,057    13.99%
Debt Fund...................................................    5,903,562     1.57%
                                                              -----------   ------
TOTAL INVESTMENTS...........................................  375,301,236   100.00%
                                                              -----------   ------

---------------

(1) The complete list of investments included in the following asset class categories are included in the schedule of investments of the Fund.

FORM N-Q FILINGS

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

     The Fund's private placement memorandum (the "PPM") includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

ITEM 2. CODE OF ETHICS.

     (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

     (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

[DESCRIBE THE NATURE OF THE FEES LISTED BELOW.]

                     CURRENT YEAR   PREVIOUS YEAR
                     ------------   -------------
Audit Fees              $3,000          $2,500
Audit-Related Fees      $    0          $    0
Tax Fees                $5,000          $    0
All Other Fees          $    0          $    0

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissable non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

CURRENT YEAR   PREVIOUS YEAR
------------   -------------
0%                  100%

(f)  Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

CURRENT YEAR             PREVIOUS YEAR
------------             -------------
$0             $35,000 (to Salient Partners, LP)

(h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE ADVISER'S INVESTMENT COMMITTEE MEMBERS

     The Investment Committee is responsible for the day-to-day management of the Fund's portfolio. The Endowment Master Fund, L.P. (the "Master Fund"), The Endowment TEI Fund, L.P. (the "TEI Fund") and The Endowment Registered Fund, L.P. (the "Registered Fund") are registered investment companies (collectively, the "Fund Complex" and each individually the "Fund"). The members of the Investment Committee (each an "Investment Committee Member") are: Messrs. John
A. Blaisdell, Andrew B. Linbeck, A. Haag Sherman and Mark W. Yusko.

     Mr. Blaisdell has served as an Investment Committee Member since January 2004 and Managing Director of Salient Partners, L.P. ("Salient") since December 2002. Previously, he held the position of Chief Executive Officer of Wincrest Ventures, L.P. (from 1997-2002). Mr. Linbeck has served as an Investment Committee Member since January 2004 and Managing Director of Salient since August 2002. Previously, he held the position of Partner and executive officer of The Redstone Companies, L.P. and certain affiliates thereof (from 1998-2002). Mr. Sherman has served as an Investment Committee Member since January 2004 and Managing Director of Salient since August 2002. Previously, he held the position of Partner and executive officer of Redstone (from 1998-2002). Mr. Yusko has served as an Investment Committee Member since January 2004. He is also President of Morgan Creek Capital Management (since July 2004) and Principal of Hatteras Capital Management (since September 2003). Previously, Mr. Yusko held the position of Chief Investment Officer of the University of North Carolina at Chapel Hill (from 1998-2004). Each member of the Investment Committee reviews asset allocation recommendations by the Adviser's staff, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

     The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment companies with investment programs similar to the Fund's.

OTHER ACCOUNTS MANAGED BY THE INVESTMENT ADVISER

     Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2005: (i) the number of registered investment companies (including the Fund), other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

                     Registered Investment     Pooled Investment           Other Accounts
                       Companies Managed        Vehicles Managed             Managed by
                         by Investment           by Investment          Investment Committee
                        Committee Member        Committee Member               Member
Name of Investment   ---------------------   ---------------------   -------------------------
 Committee Member    Number   Total Assets   Number   Total Assets   Number     Total Assets
------------------   ------   ------------   ------   ------------   ------   ----------------
John A. Blaisdell       3     $392 million      4     $212 million     >50    >200 million (1)
Andrew B. Linbeck       3     $392 million      4     $212 million     >50    >200 million (1)
A. Haag Sherman         3     $392 million      4     $212 million     >50    >200 million (1)
Mark W. Yusko           6     $572 million      5     $399 million       0            0

(1) Messrs. Blaisdell, Linbeck and Sherman serve as principal executive officers of Salient Partners, which owns Salient Trust Co., LTA, a trust company chartered under the laws of the state of Texas. In such capacities, Messrs. Blaisdell, Linbeck and Sherman have investment responsibilities on the clients of such entities. However, the number of accounts and asset figures cited in the table relate to the accounts and assets over which Messrs. Blaisdell, Linbeck and Sherman have discretion in their capacities as principal executive officers of such entities.

                      Registered Investment
                      Companies Managed by     Pooled Investment Vehicles    Other Accounts Managed
                      Investment Committee        Managed by Investment           by Investment
                             Member                  Committee Member           Committee Member
                   --------------------------  --------------------------  -------------------------
                                 Total Assets                Total Assets               Total Assets
     Name of        Number with      with       Number with      with      Number with      with
    Investment     Performance-   Performance   Performance   Performance  Performance   Performance
 Committee Member   Based Fees    Based Fees    -Based Fees   Based Fees   -Based Fees      Fees
-----------------  ------------  ------------   -----------  ------------  -----------  ------------
John A. Blaisdell        0             0             1        $74 million       0             0
Andrew B. Linbeck        0             0             1        $74 million       0             0
A. Haag Sherman          0             0             1        $74 million       0             0
Mark W. Yusko            3       $180 million        1        $74 million       0             0

CONFLICTS OF INTEREST OF THE ADVISER

     From time to time, potential conflicts of interest may arise between an Investment Committee Member's management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, "other accounts"), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

     Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member's day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

     Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

COMPENSATION TO INVESTMENT COMMITTEE MEMBERS

     Messrs. Blaisdell, Linbeck, Sherman and Yusko own equity interests in the Adviser. As it relates to the Fund and other funds within the Fund Complex, Messrs. Blaisdell, Linbeck, Sherman and Yusko receive all of their compensation based on the size of the Fund and the other funds within the Fund Complex and the management and advisory fees charged thereon. Accordingly, they believe that a significant driver of their compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Messrs. Blaisdell, Linbeck, Sherman and Yusko also own equity in the general partner of another fund, and are compensated directly on performance (based on an incentive allocation) and the size of the fund's asset base. In addition, Messrs. Blaisdell, Linbeck and Sherman are partners and principal executive officers of Salient and related affiliates and subsidiaries (collectively, the "Salient Group"), which pays them a base salary (but no bonus) and is obligated to make distributions of profits to them, as well as the other partners, on an annual basis. These individuals are responsible for the investment processes and management of the Salient Group. Messrs. Blaisdell, Linbeck and Sherman believe that to the extent that they are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation from the Salient Group.

     Mr. Yusko is a partner of Morgan Creek Capital Management, which pays him a base salary and is anticipated to make distributions of profits above and beyond that which is necessary to operate the business. Mr. Yusko is chiefly responsible for the investment processes and management of Morgan Creek Capital Management. He believes that to the extent that he and the staff at Morgan Creek Capital Management are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation.

SECURITIES OWNERSHIP OF INVESTMENT COMMITTEE MEMBERS

     The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2005 by each Investment Committee Member
(2).

Investment
Committee Member          Master Fund           Registered Fund          TEI Fund
-----------------   ----------------------   --------------------   ------------------
John A. Blaisdell       over $1,000,000      $100,001 to $500,000   $10,001 to $50,000
Andrew B. Linbeck    $100,001 to $500,000    $100,001 to $500,000   $10,001 to $50,000
A. Haag Sherman      $100,001 to $500,000    $100,001 to $500,000   $10,001 to $50,000
Mark W. Yusko       $500,001 to $1,000,000           None                  None

(2) Includes the portion of investments made by the Salient Group beneficially owned and personal investments

PORTFOLIO MANAGER COMPENSATION

     Mr. Adam L. Thomas has significant day-to-day duties in the management of the portfolio of the Fund, including providing analysis and recommendations on Asset Allocation and Investment Fund selection to the Investment Committee. Mr. Thomas owns equity interests in the Adviser. In addition, Mr. Thomas receives an additional interest in a portion of the revenues of the Adviser. As it relates to the Fund and other funds within the Fund Complex, Mr. Thomas receives all of his compensation based on the size of the Fund and the other funds within the Fund Complex and the management and advisory fees charged thereon. Accordingly, he believes that a significant driver of his compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Mr. Thomas also owns equity in the general partner of another fund (and Mr. Thomas also owns a interest in a portion of the revenues derived by such general partner), and is compensated directly on performance (based on an incentive allocation) and the size of the fund's asset base (as of December 31, 2005, this fund's asset base was approximately $74 million). In addition, Mr. Thomas is a partner and officer of entities within the Salient Group, which pay him a base salary and he may receive a bonus, and Salient is obligated to make distributions of profits to him, as well as the other partners, on an annual basis. Mr. Thomas believes that to the extent that he is successful in his investment endeavors, the greater the number of assets over time and the more significant his compensation from the Salient Group will be.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGER

     The table below shows the dollar range of shares of the Fund beneficially owned as of December 31, 2005, by Mr. Thomas (3):

      Master             Registered            TEI
      ------         ------------------   -------------
$10,001 to $50,000   $10,001 to $50,000   $1 to $10,000

(3) Includes the portion of investments made by the Salient Group beneficially owned

THE SUB-ADVISER

     In accordance with the Investment Management Agreement, the Adviser has engaged Tanglewood Asset Management, LLC ("Tanglewood") as a sub-adviser (the "Sub-Adviser") to manage portions of the Master Fund's traditional fixed income investment portfolio. Tanglewood does not invest in Investment Funds, but rather invests directly in debt securities and open and closed end funds.

     Tanglewood is a North Carolina limited liability company, is registered as an investment adviser under the Advisers Act, and is located at 110 Oakwood Drive, Suite 210, Winston-Salem, NC 27103. Tanglewood offers advisory and portfolio management services for fixed income, equity, and balanced accounts. Tanglewood manages a moderate duration fixed income portfolio for the Master Fund, the fees for which are 0.25%, on an annualized basis, for the first $10 million of assets managed, 0.20% on the next $20 million, and 0.15% thereafter.

SUB-ADVISER PRINCIPALS

     Persons responsible for the day-to-day management of the portions of the Fund's assets that are managed by Tanglewood are: Wayne Forrest Morgan, Samuel Meador Gibbs, II, and Alfred Reiner Guenthner (each, a "Principal"). Other Accounts Managed by the Sub-Adviser

     Certain Principals who are primarily responsible for the day-to-day management of certain portions of the Master Fund's assets, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2005: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by these Principals and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

     The table below includes only those Tanglewood Principals who are primarily involved in the portfolio management of the Master Fund's assets:

                       Registered Investment     Pooled Investment
                         Companies Managed        Vehicles Managed         Other Accounts
                           by Principal             by Principal        Managed by Principal
                      ----------------------   ---------------------   ---------------------
Name of Principal     Number    Total Assets   Number   Total Assets   Number   Total Assets
-----------------     ------   -------------   ------   ------------   ------   ------------
Wayne F. Morgan          1     $17.7 million      1     $7.3 million     45     $489 million
Samuel M. Gibbs, II      1     $17.7 million      0          0           45     $496 million
Alfred R. Guenthner      1     $17.7 million      1     $3.9 million     45     $492 million

                       Registered Investment       Pooled Investment
                         Companies Managed         Vehicles Managed        Other Accounts Managed
                           by Principal              by Principal               by Principal
                     ------------------------  ------------------------  --------------------------
                        Number       Total        Number       Total        Number        Total
                         with     Assets with      with     Assets with      with      Assets with
                     Performance  Performance  Performance  Performance  Performance   Performance
Name of Principal    -Based Fees   Based Fees  -Based Fees   Based Fees  -Based Fees    Based Fees
-----------------    -----------  -----------  -----------  -----------  -----------  -------------
Wayne F. Morgan           0            0            0            0            1       $56.8 million
Samuel M. Gibbs, II       0            0            0            0            0            0
Alfred R. Guenthner       0            0            0            0            0            0

CONFLICTS OF INTEREST OF THE SUB-ADVISER

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Master Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, "other accounts"), on the other. The other accounts might have similar investment objectives or strategies as the Master Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Master Fund. The other accounts might also have different investment objectives or strategies than the Master Fund. Tanglewood manages the "traditional fixed income" portfolio of the Master Fund and principally invests directly in US government and agency securities as well as US "investment grade" corporate fixed income securities as well as open and closed end fixed income funds. In general, the market for such securities is deep and highly liquid. Accordingly, Tanglewood is not subject to the same conflict of interest issues that many other Investment Managers are (e.g., market impact of trades and allocation of investment opportunities).

     Tanglewood believes that its largest potential conflict of interest relates to the allocation of trades and brokerage commissions to its various accounts. Tanglewood has adopted policies and procedures reasonably designed to allocate investment opportunities and brokerage commissions on a fair and equitable basis over time.

     Knowledge and Timing of Master Fund Trades. A potential conflict of interest may arise as a result of the Principal's day-to-day management of a portion of the assets of the Master Fund. Because of their positions with the Master Fund, the portfolio managers know the size, timing and possible market impact of the Master Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Master Fund.

     Investment Opportunities. A potential conflict of interest may arise as result of the Principal's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Master Fund and other accounts managed by the Principal, but may not be available in sufficient quantities for both the Master Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Master Fund and another account. Tanglewood has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Master Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                             (a)Total    (b) Average                                      (d) Maximum Number (or
                             Number of      Price           (c) Total Number of        Approximate Dollar Value) of
                              Shares       Paid per          Shares (or Units)          Shares (or Units) that May
                            (or Units)      Share      Purchases as Part of Publicly    Yet Be Purchased Under the
Period                       Purchased    (or Unit)     Announced Plans or Programs          Plans or Programs
------                      ----------   -----------   -----------------------------   ----------------------------
July 1, 2005 through         $     --        N/A                    N/A                             N/A
July 31, 2005

August 1, 2005 through       $     --        N/A                    N/A                             N/A
August 31, 2005

September 1, 2005 through    $108,113        N/A                    N/A                             N/A
September 30, 2005

October 1, 2005 through      $     --        N/A                    N/A                             N/A
October 31, 2005

November 1, 2005 through     $     --        N/A                    N/A                             N/A
November 30, 2005

December 1, 2005 through     $352,066        N/A                    N/A                             N/A
December 31, 2005
                             --------
Total                        $460,179
                             ========

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) The code of ethics that is the subject of the disclosure required by
     Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Not applicable.

     (a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

     (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Endowment Registered Fund, L.P.

By (Signature and Title)


/s/ John A. Blaisdell
-------------------------------------
John A. Blaisdell
Co-Principal Executive Officer

Date February 27, 2006


By (Signature and Title)


/s/ Andrew B. Linbeck
-------------------------------------
Andrew B. Linbeck
Co-Principal Executive Officer

Date February 27, 2006


By (Signature and Title)


/s/ A. Haag Sherman
-------------------------------------
A. Haag Sherman
Co-Principal Executive Officer

Date February 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ John A. Blaisdell
-------------------------------------
John A. Blaisdell
Co-Principal Executive Officer

Date February 27, 2006


By (Signature and Title)


/s/ Andrew B. Linbeck
-------------------------------------
Andrew B. Linbeck
Co-Principal Executive Officer

Date February 27, 2006


By (Signature and Title)


/s/ A. Haag Sherman
-------------------------------------
A. Haag Sherman
Co-Principal Executive Officer

Date February 27, 2006


By (Signature and Title)


/s/ John E. Price
-------------------------------------
John E. Price
Principal Financial Officer

Date February 27, 2006.